Goodwill and Intangible Assets - Estimated future annual amortization expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 3,267
2021		3,332
2022		3,322
2023		3,358
2024		1,842
Thereafter		5,676
Total	$ 31,849	$ 20,797